Earnings per Share - Schedule of Components of Basic Earnings Per Share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit attributable to owners of the Parent	₩ 67,464	₩ 84,919	₩ 132,019
Weighted average outstanding shares of common shares (in shares)	6,948,900	6,948,900	6,948,900
Basic earnings per share (in korean won per share)	₩ 9,709	₩ 12,221	₩ 18,999